Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
April 30, 2024
DGF-NPRT3-0624
1.800335.120
Common Stocks - 99.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.7%
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A	197,000	32,068
Meta Platforms, Inc. Class A	572,500	246,272
		278,340
Media - 0.8%
Comcast Corp. Class A	1,574,692	60,012
TOTAL COMMUNICATION SERVICES		338,352
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	86,200	11,120
Hilton Worldwide Holdings, Inc.	91,900	18,130
Starbucks Corp.	800	71
		29,321
Household Durables - 1.5%
D.R. Horton, Inc.	115,800	16,500
JM AB (B Shares) (a)	1,195,349	20,544
Lennar Corp. Class A	145,200	22,015
Vistry Group PLC	3,014,480	45,126
		104,185
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	483,300	16,751
TOTAL CONSUMER DISCRETIONARY		150,257
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	1,363,400	45,947
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	403,300	22,353
Personal Care Products - 0.5%
Kenvue, Inc.	1,777,900	33,460
Tobacco - 2.4%
Altria Group, Inc.	618,014	27,075
British American Tobacco PLC (United Kingdom)	1,327,600	38,973
Philip Morris International, Inc.	1,114,200	105,782
		171,830
TOTAL CONSUMER STAPLES		273,590
ENERGY - 11.1%
Energy Equipment & Services - 3.2%
Borr Drilling Ltd. (a)	1,111,400	5,908
Borr Drilling Ltd. (a)	5,297,349	28,076
Noble Corp. PLC	1,039,126	46,116
Seadrill Ltd. (b)	718,311	34,874
Subsea 7 SA sponsored ADR	1,391,100	22,508
Tidewater, Inc. (b)	1,002,200	92,052
		229,534
Oil, Gas & Consumable Fuels - 7.9%
Cameco Corp. (a)	548,300	25,019
Cool Co. Ltd.	1,415,939	15,423
Energy Transfer LP	6,122,400	96,305
Enterprise Products Partners LP	1,918,700	53,877
Exxon Mobil Corp.	1,695,297	200,503
Parkland Corp.	1,308,800	40,320
Reliance Industries Ltd. GDR (c)	527,500	37,294
Sitio Royalties Corp.	1,556,729	36,178
Teekay Tankers Ltd.	912,423	53,167
		558,086
TOTAL ENERGY		787,620
FINANCIALS - 16.0%
Banks - 2.7%
Bank of America Corp.	1,515,800	56,100
HDFC Bank Ltd.	1,153,000	20,933
Wells Fargo & Co.	1,867,193	110,762
		187,795
Capital Markets - 4.4%
Ares Capital Corp. (a)	4,826,017	99,464
Blue Owl Capital, Inc. Class A	1,528,500	28,873
Brookfield Corp. Class A (a)	2,675,000	107,321
BSE Ltd.	651,600	21,626
Intercontinental Exchange, Inc.	286,700	36,915
KKR & Co. LP	228,800	21,294
		315,493
Financial Services - 6.4%
Apollo Global Management, Inc.	1,155,000	125,179
Fidelity National Information Services, Inc.	360,000	24,451
Global Payments, Inc.	758,500	93,121
MasterCard, Inc. Class A	206,400	93,128
Visa, Inc. Class A	449,393	120,711
		456,590
Insurance - 2.5%
Arthur J. Gallagher & Co.	220,100	51,655
Chubb Ltd.	191,800	47,689
Fidelity National Financial, Inc. (a)	407,500	20,171
Marsh & McLennan Companies, Inc.	133,000	26,524
The Travelers Companies, Inc.	157,600	33,436
		179,475
TOTAL FINANCIALS		1,139,353
HEALTH CARE - 9.6%
Biotechnology - 0.3%
Gilead Sciences, Inc.	347,300	22,644
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	218,200	22,483
Cigna Group	358,800	128,106
Elevance Health, Inc.	109,600	57,932
HCA Holdings, Inc.	49,800	15,429
Humana, Inc.	83,900	25,345
UnitedHealth Group, Inc.	263,506	127,458
		376,753
Life Sciences Tools & Services - 1.0%
Danaher Corp.	114,300	28,189
Thermo Fisher Scientific, Inc.	80,300	45,668
		73,857
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	341,200	14,992
Eli Lilly & Co.	148,900	116,306
Novo Nordisk A/S Series B sponsored ADR	355,600	45,627
Royalty Pharma PLC	1,324,100	36,678
		213,603
TOTAL HEALTH CARE		686,857
INDUSTRIALS - 16.1%
Aerospace & Defense - 6.1%
Airbus Group NV	103,200	16,982
BAE Systems PLC	1,474,600	24,526
General Dynamics Corp.	157,300	45,159
General Electric Co.	437,150	70,740
Howmet Aerospace, Inc.	495,700	33,088
Huntington Ingalls Industries, Inc.	98,800	27,361
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	1,014,400	32,461
Textron, Inc.	381,500	32,271
Thales SA	186,100	31,370
The Boeing Co. (b)	720,200	120,878
		434,836
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	949,200	30,290
The Brink's Co.	318,400	27,847
		58,137
Construction & Engineering - 1.3%
EMCOR Group, Inc.	162,800	58,147
Quanta Services, Inc.	141,300	36,535
		94,682
Electrical Equipment - 2.8%
GE Vernova LLC	386,387	59,392
nVent Electric PLC	372,400	26,839
Prysmian SpA	343,600	18,767
Vertiv Holdings Co.	1,032,700	96,041
		201,039
Machinery - 1.9%
Allison Transmission Holdings, Inc. (a)	1,833,051	134,821
Marine Transportation - 0.9%
2020 Bulkers Ltd. (d)	1,323,481	20,564
Himalaya Shipping Ltd. (a)	1,333,100	10,891
Himalaya Shipping Ltd.	411,353	3,340
Stolt-Nielsen SA	676,300	28,919
		63,714
Professional Services - 1.5%
Genpact Ltd.	609,800	18,745
Paycom Software, Inc.	174,500	32,803
SS&C Technologies Holdings, Inc.	878,300	54,358
		105,906
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	23,698	4,343
Watsco, Inc. (a)	117,000	52,383
		56,726
TOTAL INDUSTRIALS		1,149,861
INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment, Instruments & Components - 0.1%
Jabil, Inc.	31,960	3,751
Vontier Corp.	6,702	272
		4,023
IT Services - 0.2%
Amdocs Ltd.	169,000	14,194
Semiconductors & Semiconductor Equipment - 16.3%
Amkor Technology, Inc.	699,700	22,635
ASML Holding NV (Netherlands)	26,000	23,105
BE Semiconductor Industries NV	201,400	26,974
Broadcom, Inc.	137,200	178,397
Marvell Technology, Inc.	1,546,033	101,899
Micron Technology, Inc.	896,300	101,246
NVIDIA Corp.	514,700	444,711
NXP Semiconductors NV	169,900	43,527
Qualcomm, Inc.	517,800	85,877
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	414,400	56,914
Teradyne, Inc.	502,421	58,442
Universal Display Corp.	132,250	20,893
		1,164,620
Software - 9.0%
Intuit, Inc.	137,100	85,773
Microsoft Corp.	1,234,800	480,747
Oracle Corp.	634,900	72,220
		638,740
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	103,672	17,658
Dell Technologies, Inc.	203,700	25,389
Samsung Electronics Co. Ltd.	890,220	49,346
		92,393
TOTAL INFORMATION TECHNOLOGY		1,913,970
MATERIALS - 3.0%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	182,000	18,195
Olin Corp.	154,548	8,080
Shin-Etsu Chemical Co. Ltd.	88,200	3,414
		29,689
Metals & Mining - 2.6%
Arch Resources, Inc. (a)	226,009	35,886
Barrick Gold Corp.	47	1
First Quantum Minerals Ltd.	1,654,100	21,003
Freeport-McMoRan, Inc.	654,300	32,676
Glencore PLC	3,773,000	21,953
Newmont Corp.	742,700	30,183
Wheaton Precious Metals Corp.	773,400	40,292
		181,994
TOTAL MATERIALS		211,683
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	77,900	13,365
Crown Castle, Inc.	189,900	17,809
Rexford Industrial Realty, Inc.	501,000	21,448
		52,622
Real Estate Management & Development - 0.5%
The St. Joe Co. (a)	558,211	31,930
TOTAL REAL ESTATE		84,552
UTILITIES - 4.9%
Electric Utilities - 3.4%
Constellation Energy Corp.	187,676	34,896
Edison International	649,200	46,132
Exelon Corp.	797,530	29,971
FirstEnergy Corp.	948,600	36,369
NextEra Energy, Inc.	1,002,300	67,124
Southern Co.	326,000	23,961
		238,453
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	1,310,000	23,449
Vistra Corp.	1,116,650	84,687
		108,136
TOTAL UTILITIES		346,589
TOTAL COMMON STOCKS (Cost $5,300,829)		7,082,684

Money Market Funds - 4.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	34,478,528	34,485
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	281,657,816	281,686
TOTAL MONEY MARKET FUNDS (Cost $316,171)		316,171

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $5,617,000)	7,398,855
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(271,844)
NET ASSETS - 100.0%	7,127,011

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,294,000 or 0.5% of net assets.

(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	140,298	1,389,373	1,495,186	3,475	-	-	34,485	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	153,723	1,122,194	994,231	965	-	-	281,686	1.0%
Total	294,021	2,511,567	2,489,417	4,440	-	-	316,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	13,037	875	31	2,930	(10)	6,693	20,564
Total	13,037	875	31	2,930	(10)	6,693	20,564

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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